ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Summary of Effects of Variation in Prices of Price Index

	As of December 31,
Variation in Prices	2023	2024	2025
Annual	211.4%	117.8%	31.5%
Accumulated 3 years	815.6%	1,221.0%	792.1%

Summary of Subsidiaries Included in Consolidation Process

		Percentage of direct and indirect investment in capital stock
Company	Main Activity	12/31/2025		12/31/2024		12/31/2023
Banco Supervielle S.A.	Commercial Bank	99.90	% (1)	99.90	% (1)	99.90	% (1)
Supervielle Asset Management S.A.	Asset Management and Other Services	100.00%		100.00%		100.00%
Sofital S.A.U.F.e.I.	Real State	100.00%		100.00%		100.00%
Espacio Cordial de Servicios S.A.	Retail Services	100.00%		100.00%		100.00%
Supervielle Seguros S.A.	Insurance	100.00%		100.00%		100.00%
Micro Lending S.A.U.	Financial Company	100.00%		100.00%		100.00%
InvertirOnline S.A.U.	Financial Broker	100.00%		100.00%		100.00%
Portal Integral de Inversiones S.A.U.	Representations	100.00%		100.00%		100.00%
IOL Holding S.A.	Financial Company	100.00%		100.00%		100.00%
IOL Agente de Valores S.A.	Financial Company	100.00%		100.00%		100.00%
Supervielle Productores Asesores de Seguros S.A.	Insurance Broker	100.00%		100.00%		100.00%
Bolsillo Digital S.A.U. (in dissolution) (2)	Fintech	100.00%		100.00%		100.00%
Supervielle Agente de Negociación S.A.U.	Financial Broker	100.00%		100.00%		100.00%

(1) Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99.87%, as of 12/31/2025, 12/31/2024 and 12/31/2023 respectively.

(2) On March 30, 2026, the shareholders of Bolsillo Digital S.A.U. approved the early dissolution of the company and the commencement of its liquidation process pursuant to Section 94, subsection 1, of the Argentine General Companies Law. As from that date and until its deregistration, the company operates under the name Bolsillo Digital S.A.U. (in dissolution).

Summary of Cash and Cash Equivalents Include Cash and Highly Liquid Short-term Securities Maturities

Item	12/31/2025	12/31/2024	12/31/2023
Cash and due from banks	1,599,186,464	858,981,662	656,287,173
Debt securities at fair value through profit or loss	133,028,981	143,866,688	59,006,302
Money Market Funds	6,014,288	524,108	8,652,858
Cash and cash equivalents	1,738,229,733	1,003,372,458	723,946,333

Summary of Reconciliation Between Balances on Statement of Financial Position and Statement of Cash Flow

Items	12/31/2025	12/31/2024	12/31/2023
Cash and due from Banks
As per Statement of Financial Position	1,599,186,464	858,981,662	656,287,173
As per the Statement of Cash Flow	1,599,186,464	858,981,662	656,287,173
Debt securities at fair value through profit or loss
As per Statement of Financial Position	249,506,501	346,410,248	132,965,249
Securities not considered a cash equivalents	(116,477,520)	(202,543,560)	(73,958,947)
As per the Statement of Cash Flow	133,028,981	143,866,688	59,006,302
Money Market Funds
As per Statement of Financial Position – Other financial assets	57,533,129	37,666,571	133,205,770
Other financial assets not considered a cash equivalents	(51,518,841)	(37,142,463)	(124,552,912)
As per the Statement of Cash Flow	6,014,288	524,108	8,652,858

Summary of reconciliation of financing activities

Reconciliation of liabilities from financing activities at December 31, 2025, 2024 and 2023 is as follows:

		Cash Flows		Other non-cash
Items	12/31/2024	Inflows	Outflows	movements	12/31/2025
Unsubordinated debt securities	67,297,539	459,315,760	(355,803,167)	4,056,266	174,866,398
Financing received from the Argentine Central Bank and other financial institutions	51,695,858	9,326,777,805	(8,897,679,921)	—	480,793,742
Lease Liabilities	8,068,276	—	(15,222,513)	19,450,325	12,296,088
Total	127,061,673	9,786,093,565	(9,268,705,601)	23,506,591	667,956,228

		Cash Flows		Other non-cash
Items	12/31/2023	Inflows	Outflows	movements	12/31/2024
Unsubordinated debt securities	—	68,527,449	(3,081,005)	1,851,095	67,297,539
Financing received from the Argentine Central Bank and other financial institutions	7,711,558	395,351,414	(351,367,114)	—	51,695,858
Lease Liabilities	8,185,763	—	(11,698,919)	11,581,432	8,068,276
Total	15,897,321	463,878,863	(366,147,038)	13,432,527	127,061,673

		Cash Flows		Other non-cash
Items	12/31/2022	Inflows	Outflows	movements	12/31/2023
Unsubordinated debt securities	5,008,190	98,980	(5,107,170)	—	—
Financing received from the Argentine Central Bank and other financial institutions	49,328,858	394,753,367	(436,370,667)	—	7,711,558
Lease Liabilities	13,991,858	—	(14,335,184)	8,529,089	8,185,763
Total	68,328,906	394,852,347	(455,813,021)	8,529,089	15,897,321

Summary of impairment requirements on financial assets

Changes in the credit quality since initial recognition
Stage 1	Stage 2	Stage 3
(initial recognition)	(significant increase of credit risk since initial recognition)	(credit-impaired assets)
12 month- ECL	Lifetime ECL

Summary of groupings by shared risk characteristics

Group	Parameter	Grouping
Personal and Business Banking	Probability of Default (PD)	Personal loans (1)
Credit card loans (1)
Mortgage loans
Automobile and other secured loans
Refinancing
Other financings
	Loss Given Default (LGD)	Personal loans (1)
Credit card loans (1)
Automobile and other secured loans
Overdrafts
Mortgage loans
Refinancing
Other financings

Group	Parameter	Grouping
Corporate Banking	Probability of Default (PD) (2)	MEGRAs
Small and medium size companies
Financial sector
	Loss Given Default (LGD)	Secured loans
Unsecured loans
MEGRAs unsecured + PYMEs unsecured

(1)	For credit cards and personal loans, Grupo Supervielle includes an additional layer of analysis: senior citizens, high income open market, high income payroll, non- high income open market, non-high income payroll, entrepreneurs, former senior citizens, former payroll and On-Boarding.

(2)	For calculating the probability of default, the segments were grouped by arrears bucket (0; 1-30; 31-60; 61-90).

Summary of risk rating matrix by industry

RISK RATING BY INDUSTRY
Agriculture	Low	Utilities (Power generation)	Medium
Food and Drinks	Low	Utilities (Transport and distribution of energy)	Medium
Financial	Low	Chemicals and plastics	Medium
Supermarkets	Low	Auto parts/dealers	Medium
Utilities (water and waste)	Low	Cargo transportation	Medium
Oil and mining	Low	Construction	Medium
Pharmaceutical	Low	Household goods	Medium
IT/Communications	Low	Insurance	Medium
Cleaning	Low	Paper, cardboard, wood, glass	Medium
Oil Industry	Low	Dairy industry	Medium
Citrus Industry	Low	Private construction	Medium
Automotive terminals	Low	Iron and steel industry	Medium
SGR	Low	Machinery and equipment	Medium
Others	Low	Professionals	Medium
Textile	Medium	Home Appliances (Product.)	Medium
Real Estate	Medium	Appliances (Commercial)	Medium
Sports	Medium	Health	Medium
Entertaiment	Medium	Tourism and gastronomy	Medium
Wine industry	Medium	Passenger transport	Medium
Sugar Industry	Medium	Refrigeration industry	Medium
Public Construction	High

Summary of significant assumptions used to calculate ECL

The most significant assumptions used to calculate ECL as of December 31, 2025 are as follows:

Parameter	Industry / Segment	Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
	Personal and Business Banking	Private Sector Deposits	45.0%	40.0%	41.0%
		Real Badlar Rate (private banks)	2.0%	(0.1)%	3.7%
Probability of Default		Monthly Economic Activity Estimator	3.7%	8.4%	(1.2)%
	Corporate Banking	Real Badlar Rate (private banks)	2.0%	(0.1)%	3.7%
		Blue cheap swap rate	20.1%	(9.3)%	66.9%
	Personal and Business Banking	Real Badlar Rate (private banks)	2.0%	(0.1)%	3.7%
Loss Given Default		Private Sector Real Deposits	45.0%	40.0%	41.0%
		Private Sector Deposits	45.0%	40.0%	41.0%
	Corporate Banking	Real Badlar Rate (private banks)	2.0%	(0.1)%	3.7%
		Inflation	22.0%	17.9%	42.0%

Summary of Scenario Probabilities

Scenario 1	60%
Scenario 2	20%
Scenario 3	20%

Summary of ECL Allowance Sensitivity to Future Macro economic Conditions

December 31, 2025
Reported ECL Allowance	231,751,070
Gross carrying amount	3,997,229,296
Reported Loss rate	5.80%
Irregular Portfolio Coverage	109.14%
ECL amount by scenarios
Favorable scenario (Allowances for loan losses)	214,616,996
Unfavorable scenario (Allowances for loan losses)	244,299,465

Loss Rate by scenarios
Favorable scenario	5.37%
Unfavorable scenario	6.11%

Coverage Ratio by Scenario
Favorable scenario	101.07%
Unfavorable scenario	115.05%

Summary of Useful Life of Property, Plant and Equipment

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Land	Not depreciated
Construction in progress	Not depreciated

Summary of movement in investment properties

	12/31/2025	12/31/2024
Income derived from rents (rents charged)	360,657	346,491
Direct operating expenses of properties that generated income derived from rents	(37,749)	(94,650)
Fair value remeasurement	(668,493)	(13,403,341)
Total	(345,585)	(13,151,500)